Summary of Significant Policies (Details)	12 Months Ended
Dec. 31, 2017
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years